American Funds Global Growth Portfolio SM
American Funds Global Growth Portfolio SM
Investment objective
The fund’s investment objective is to provide long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 68 of the prospectus and on page 79 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds Global Growth Portfolio SM	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Global Growth Portfolio SM		Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2		Class R-2E		Class R-3	Class R-4	Class R-5	Class R-6
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	[1]	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.24%	1.00%	1.00%	0.25%	none	0.13%	1.00%	1.00%	0.50%	none	0.99%	0.75%		0.60%	[1]	0.50%	0.25%	none	none
Other expenses		0.16%	0.18%	0.16%	0.18%	0.17%	0.27%	0.28%	0.26%	0.22%	0.27%	0.16%	0.47%	[2]	0.28%	[1]	0.23%	0.14%	0.13%	0.08%
Acquired (underlying) fund fees and expenses		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%		0.50%	[1]	0.50%	0.50%	0.50%	0.50%
Total annual fund operating expenses		1.00%	1.78%	1.76%	1.03%	0.77%	1.00%	1.88%	1.86%	1.32%	0.87%	1.75%	1.82%		1.48%	[1]	1.33%	0.99%	0.73%	0.68%
Fee waiver	[3]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%		0.10%	[1]	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver		0.90%	1.68%	1.66%	0.93%	0.67%	0.90%	1.78%	1.76%	1.22%	0.77%	1.65%	1.72%		1.38%	[1]	1.23%	0.89%	0.63%	0.58%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Estimated based on current fees.
[3]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2014. The waiver may only be modified or terminated with the approval of the fund's board.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds Global Growth Portfolio SM (USD $)	1 year	3 years	5 years	10 years
Class A	662	866	1,087	1,721
Class B	671	951	1,155	1,881
Class C	269	544	945	2,065
Class F-1	95	318	559	1,250
Class F-2	68	236	418	945
Class 529-A	662	866	1,087	1,721
Class 529-B	681	981	1,207	1,963
Class 529-C	279	575	997	2,172
Class 529-E	124	408	714	1,582
Class 529-F-1	79	268	472	1,063
Class R-1	168	541	940	2,054
Class R-2	175	563	976	2,129
Class R-2E	140	458	798	1,760
Class R-3	125	412	719	1,593
Class R-4	91	305	537	1,204
Class R-5	64	223	396	897
Class R-6	59	207	369	837

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds Global Growth Portfolio SM (USD $)	1 year	3 years	5 years	10 years
Class B	171	551	955	1,881
Class C	169	544	945	2,065
Class 529-B	181	581	1,007	1,963
Class 529-C	179	575	997	2,172

Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks.

The fund will typically have significant exposure to issuers domiciled outside the United States. The fund will seek to invest at least 25% of its net assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers domiciled outside the United States. The fund will have exposure to issuers domiciled in at least three different countries. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. Consideration is also given to, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest   8.77% (quarter ended September 30, 2013)

Lowest   0.82% (quarter ended June 30, 2013)

The fund's total return for the six months ended June 30, 2014, was 4.75%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Average Annual Returns American Funds Global Growth Portfolio SM	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Lifetime
Class A	A - Before taxes	18.56%	22.05%	May 18, 2012
Class B	B - Before taxes	19.79%	23.50%	May 18, 2012
Class C	C - Before taxes	23.74%	25.63%	May 18, 2012
Class F-1	F-1 - Before taxes	25.65%	26.61%	May 18, 2012
Class F-2	F-2 - Before taxes	26.01%	26.89%	May 18, 2012
Class 529-A	529-A - Before taxes	18.47%	22.03%	May 18, 2012
Class 529-B	529-B - Before taxes	19.56%	23.42%	May 18, 2012
Class 529-C	529-C - Before taxes	23.64%	25.53%	May 18, 2012
Class 529-E	529-E - Before taxes	25.31%	26.27%	May 18, 2012
Class 529-F-1	529-F-1 - Before taxes	25.85%	26.77%	May 18, 2012
Class R-1	R-1 - Before taxes	24.73%	25.73%	May 18, 2012
Class R-2	R-2 - Before taxes	24.69%	25.74%	May 18, 2012
Class R-3	R-3 - Before taxes	25.29%	26.23%	May 18, 2012
Class R-4	R-4 - Before taxes	25.65%	26.65%	May 18, 2012
Class R-5	R-5 - Before taxes	26.12%	26.96%	May 18, 2012
Class R-6	R-6 - Before taxes	26.05%	26.85%	May 18, 2012
After Taxes on Distributions Class A	A - After taxes on distributions	18.32%	21.82%
After Taxes on Distributions and Sale of Fund Shares Class A	A - After taxes on distributions and sale of fund shares	10.85%	17.19%
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	22.80%	24.00%	May 18, 2012
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	25.72%	25.79%	May 18, 2012

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.